SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America ("U.S. GAAP").

Basis of consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances are eliminated on consolidation.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the periods presented. Actual results could differ from those estimates. The significant accounting estimates, which have had an impact on the consolidated financial statements, include write down of slow moving and obsolete inventories, useful lives of property, plant and equipment and intangible assets, impairment of cost and equity method investees, impairment of long-lived assets, definite-lived intangible assets and the probability of meeting the share based awards' performance condition for vesting.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid interest-earning deposits which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased, and are readily convertible to known amount of cash.

Time deposits	Time deposits Time deposits consist of deposit placed with financial institution with original maturity terms of greater than three months but less than one year.
Restricted deposits	Restricted deposits Restricted deposits represent deposits pledged as securities for outstanding bank loans to financial institution.
Marketable securities

Marketable securities

Marketable securities are liquid investments purchased by the Group from banks or independent financial institutions in the PRC.  Those investments mainly include money market deposits and trust financial products with market based interest rates that have maturities anywhere between three to twenty-four months when purchased.

Marketable securities are classified as held to maturity as the Group has the positive intent and ability to hold the securities to maturity.  All of the Group's held-to-maturity securities are stated at amortized cost.

Trust financial products are investments in individual funds or in pools of funds held by financial institutions, who in turn use the funds raised to independently manage a pool of various assets of which the underlying investments are debt instruments.  Such investments carry market based interest rates and have maturities anywhere between three to twenty-four months.

Trading securities

Trading securities

The Group's trading securities comprised investments in publicly traded mutual funds in Taiwan.  The investments are reported at fair value and its unrealized gains and losses are included in earnings.  Unrealized gain of $4, $2 and $nil had been recognized for the years ended December 31, 2011, 2012 and 2013, respectively.

Research and development	Research and development Research and development costs are expensed as incurred.
Inventories

Inventories

Inventories are stated at the lower of cost or market value.  Cost is determined using the weighted average method and mainly comprise cost of materials and sub-contract service fee.  Write down of potentially obsolete or slow moving inventories is recorded based on management's assumptions about future demand and market conditions.

Investments under equity method

Investments under equity method

The investments for which the Group has the ability to exercise significant influence are accounted for using the equity method.  Under the equity method, original investments are recorded at cost and adjusted by the Group's share of undistributed earnings or losses of the entities, by dividend distributions or subsequent investments.  All unrecognized inter-company profits and losses have been eliminated under the equity method.

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

Other investments

Other investments

Other investments comprise investments in equity securities. Equity securities that do not have readily determinable market values are carried at cost. Fair values of equity securities carried at cost are estimated if there are identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investments.

When the estimated amount to be realized from the investments falls below its carrying value, an impairment charge is recognized in the consolidated statements of operations when the decline in value is considered other than temporary.

Property, plant and equipment and land use right

Property, plant and equipment and land use right

Property, plant and equipment, net are carried at cost less accumulated depreciation.  Cost includes professional fees and, for assets constructed by the Group, any related works to the extent that these are directly attributable to the construction of the asset.  Gains and losses on disposal of property, plant and equipment and land use right are included in the consolidated statement of operations.

Depreciation rates computed using the straight-line method are as follows:

Buildings	30 years
Leasehold improvements	Shorter of lease term or 3 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years
Plant and machinery	3 to 5 years

All land in the PRC is owned by the government.  According to PRC law, the government may sell the right to use of the land for a specified period of time.  Thus, all of the Group's land, which were all purchased in the PRC, are considered to be prepaid leasehold land and classified as land use right.  These are expensed on a straight-line basis over the respective term of the right to use the land.  Expense for years ended December 31, 2011, 2012 and 2013 were $36, $36 and $36 respectively.

Acquired intangible assets - definite live, net

Acquired intangible assets - definite live, net

Acquired intangible assets - definite live comprising purchased software and technology licenses.  Purchased software and technology licenses are amortized on a straight-line basis over their expected useful economic lives, both ranged from one to nine years.

Goodwill

Goodwill

The Group records goodwill when the purchase price of a business acquisition exceeds the estimated fair value of net identified tangible and intangible assets acquired. Goodwill is not amortized, but tested for impairment at the reporting unit level annually, or more frequently when events or changes in circumstances indicate that the fair value of a reporting unit has more likely than not declined below its carrying value. The goodwill impairment test is a two-step test. Under the first step, the fair value of the reporting unit is compared with its carrying value (including goodwill). If the fair value of the reporting unit is less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the enterprise must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The residual fair value after this allocation is the implied fair value of the reporting unit's goodwill. If the fair value of the reporting unit exceeds its carrying value, step two does not need to be performed. The Group primarily utilizes a discounted cash flow methodology to calculate the fair value of its reporting units.

Impairment testing for goodwill is done at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment (also known as a component).

In-process research and development ("IPR&D")

In-process research and development ("IPR&D")

IPR&D is recognised separately from goodwill at fair value of acquisition date, IPR&D is not subjected to amortization until research and development efforts are completed and assets are ready for their intended use. IPR&D is tested for impairment annually, or more frequently when events or changes in circumstances indicate that the carrying amount of the IPR&D may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the IPR&D to the estimated discounted cash flow expected. If the sum of the expected discounted cash flow is less than the carrying amount of the IPR&D, the Group would recognize impairment loss by which the carrying value of the IPR&D exceeds their recoverable amount. The recoverable amount is based on fair value of the IPR&D.

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews for impairment or obsolescence annually, long-lived assets including property, plant and equipment and acquired intangible assets - definite live are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss by which the carrying value of the assets exceeds their recoverable amount. The recoverable amount is based on the fair value of the assets.

Government subsidies

Government subsidies

Government subsidies include cash subsidies and advance subsidies received from the local PRC governments in Zhuhai by Actions Semiconductor Zhuhai. Advance subsidies are recognized as other operating income when received and when all the conditions for their receipt have been met. Advance subsidies recognized as income were $995, $674 and $1,068 for the years ended December 31, 2011, 2012 and 2013, respectively.

Advance subsidies received from the government have been recorded in other liabilities. The advance subsidies are repayable unless the conditions attached to the grant use satisfied, the respective subsidies will be recognized as other income (see note 11 for additional details).

Revenue recognition

Revenue recognition

The Group's revenues are primarily derived from sale of SoC products and their total system solutions. The Group recognizes revenue based on firm customer orders with fixed terms and conditions, including price net of discount and commission, if any. The Group recognizes revenue when delivery has occurred and collectability is determined to be reasonably assured. All of the Group's product sales have destination shipping terms and no rights of return, the Group determined that delivery has occurred when the goods are delivered to the customers and the Group receives acknowledgment of receipts, which occur simultaneously. The Group further determined that collectability is reasonably assured by performing an assessment of credibility of its customers based on their operating results and past payment records. The Group only sells products to customers that are determined to have the ability to make payments and have not had material collectability defaults in the past. The Group also provides semiconductor product testing, and revenue is recognized when the services are rendered. The Group does not provide its customers with any price protection and only provides the right of return for defective goods in connection with its warranty policy. The costs of the Group's warranty policy to-date are insignificant.

Purchase of ordinary shares

Purchase of ordinary shares

The Group's stock is acquired for purposes other than retirement, the cost of acquired stock is shown separately as a deduction from the total of capital stock, capital surplus, and retained earnings. For the years ended December 31, 2011, 2012 and 2013, 16,594,848 , 14,812,056 and 11,772,294 number of ordinary shares were repurchased by the Company respectively.

Income taxes

Income taxes

Income taxes are accounted for under the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities.

Advertising costs

Advertising costs

Advertising costs are expensed as incurred and are included in general and administrative expense, and selling and marketing expenses. Total advertising expenses were approximately $173, $106 and $666 for the years ended December 31, 2011, 2012 and 2013 respectively.

Comprehensive income

Comprehensive income

Comprehensive income includes net income (loss) and foreign currency translation adjustments. Beginning on January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in two separate but consecutive statements. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income.

Foreign currency translation

Foreign currency translation

All transactions in currencies other than functional currencies during the year are converted at the exchange rates prevailing on the respective transaction dates.  Foreign currency monetary assets and liabilities at the balance sheet date are remeasured at the exchange rates existing on that date.  Exchange differences are recorded in the consolidated statement of operations.

The financial statements of all subsidiaries with functional currencies other than the U.S. dollars, are translated into U.S. dollars.  All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date, and all income and expense items are translated at the average rates of exchange over the year.  All exchange differences arising from the translation of subsidiaries' financial statements are recorded as a component of comprehensive income.

Fair value of financial instruments

Fair value of financial instruments

Fair values of cash and cash equivalents, time deposit, restricted deposits, marketable securities, trading securities, accounts receivable, amount due from a related party, amounts due from an equity method investee, accounts payable, accrued expenses and other current liabilities and short-term bank loans approximate their carrying amounts due to their short-term maturities.

Concentration of credit risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, time deposit, restricted deposits, marketable securities, trading securities, accounts receivable, amount due from a related party and amount due from an equity method investee.  The Group places its cash and cash equivalents, time deposit, restricted deposits, marketable securities and trading securities with financial institutions with high-credit ratings and quality.

The Group conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information. For the years ended December 31, 2012 and 2013, nil allowance for doubtful accounts was recorded by the Group. Allowances for doubtful account of $621 have been written off against respective accounts receivable for the year ended December 31, 2012.

Movements in allowances for doubtful accounts receivable are as follows:

Year ended	Beginning	Write off during	Closing
December 31	balance	the year	balance

2012	$621	$(621)	$-

2013	$-	$-	$-

Net income (loss) per share

Net income (loss) per share

Basic net income (loss) attributable to the Company per share is computed by dividing net income attributable to the Company by the weighted average number of ordinary shares outstanding during the year. Diluted net income (loss) attributable to the Company per share give effect to all dilutive potential common shares outstanding during the year.  The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued.

Share-based compensation

Share-based compensation

The Group issued stock options under its share incentive plan during the years ended December 31, 2011 and 2013 and restricted stock units during the years ended December 31, 2011, 2012 and 2013.

The Group measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award. The Group recognizes the compensation costs on a straight-line over the vesting period. Share-based compensation cost with a graded vesting schedule is recognized on a straight-line basis over the requisite service period of the entire award. Forfeitures are estimated at the time of grant with such estimate updated periodically and with actual forfeitures recognised currently to the extent they differ from the estimate.

For any awards that are modified during a relevant period, the Group calculates the incremental fair value of the award resulting from the modification, at the excess of the fair value of the modified award over the fair value of the original award immediately before its terms are modified and it is further amortized over the remaining vesting period of the award.

For the year ended December 31, 2011, the compensation cost of $18, $1,449, $393 and $68 have been included as cost of revenue, research and development expenses, general and administrative expenses and selling and marketing expenses, respectively.

For the year ended December 31, 2012, the compensation cost of $10, $1,091, $312 and $52 have been included as cost of revenue, research and development expenses, general and administrative expenses and selling and marketing expenses, respectively.

For the year ended December 31, 2013, the compensation cost of $49, $347, $79 and $17 have been included as cost of revenue, research and development expenses, general and administrative expenses and selling and marketing expenses, respectively.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In December 2011, the FASB has issued an authoritative pronouncement related to Disclosures about Offsetting Assets and Liabilities.  The guidance requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  In January 2013, the FASB further clarifies that ordinary trade receivables and receivables are not in the scope of the authoritative pronouncement and the pronouncement applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the FASB Accounting Standards Codification™ (Codification) or subject to a master netting arrangement or similar agreement.  An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented.  The Group adopted this pronouncement effective from January 1, 2013, which did not have a significant effect on the Group's consolidated financial statements.

In July 2012, the FASB has issued an authoritative pronouncement related to testing indefinite-lived intangible assets, other than goodwill, for impairment.  Under the pronouncement, entities testing indefinite-lived intangible assets for impairment would have the option of performing a qualitative assessment before calculating the fair value of the asset.  If an entity determines, on the basis of qualitative factors, that the indefinite-lived intangible asset is not more likely than not impaired, a quantitative fair value calculation would not be needed.  The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012.  Early adoption is permitted.  The Group adopted this pronouncement effective from January 1, 2013, which did not have a significant effect on the Group's consolidated financial statements.

In February 2013, the FASB issued an authoritative pronouncement related to reporting of amounts reclassified out of accumulated other comprehensive income, to improve the transparency of reporting these reclassifications.  Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period.  Those gains and losses are later reclassified out of accumulated other comprehensive income into net income.

The guidance expands the exiting disclosure requirement for reporting net income or other comprehensive income in financial statements, including:

●	Present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period.

●	Cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense.

For public entities, the guidance is effective for reporting periods beginning after December 15, 2012.  Early adoption is permitted.  The Group adopted this pronouncement effective from January 1, 2013, which did not have a significant impact on the Group's consolidated financial statements.

In March 2013, the FASB has issued an authoritative pronouncement related to parent's accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity.  When a reporting entity (parent) ceases to have a controlling financial interest in a subsidiary or group of assets that is a non-profit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity, the parent is required to release any related cumulative translation adjustment into net income.  Accordingly, the cumulative translation adjustment should be released into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary or group of assets had resided.  The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

For an equity method investment that is a foreign entity, the partial sale guidance still applies.  As such, a pro rata portion of the cumulative translation adjustment should be released into net income upon a partial sale of such an equity method investment.  However, this treatment does not apply to an equity method investment that is not a foreign entity.  In those instances, the cumulative translation adjustment is released into net income only if the partial sale represents a complete or substantially complete liquidation of the foreign entity that contains the equity method investment. Additionally, the amendments in this pronouncement clarify that the sale of an investment in a foreign entity includes both: (1) events that result in the loss of a controlling financial interest in a foreign entity (i.e., irrespective of any retained investment); and (2) events that result in an acquirer obtaining control of an acquiree in which it held an equity interest immediately before the acquisition date (sometimes also referred to as a step acquisition).  Accordingly, the cumulative translation adjustment should be released into net income upon the occurrence of those events.

The amendments in this pronouncement are effective prospectively for fiscal years (and interim reporting periods within those years) beginning after December 15, 2013.  The amendments should be applied prospectively to derecognition events occurring after the effective date.  Prior periods should not be adjusted.  Early adoption is permitted.  If an entity elects to early adopt the amendments, it should apply them as of the beginning of the entity's fiscal year of adoption.  The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.

In July 2013, the FASB has issued an authoritative pronouncement related to presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists.  An unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows.  To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets.  The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date.  For example, an entity should not evaluate whether the deferred tax asset expires before the statute of limitations on the tax position or whether the deferred tax asset may be used prior to the unrecognized tax benefit being settled.

The amendments in this pronouncement are effective for fiscal years, and interim reporting periods within those years, beginning after December 15, 2013.  The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date.  Retrospective application is permitted.  Early adoption is permitted.  The Group does not expect the adoption of this pronouncement will have a significant impact on its financial condition or results of operations.